LEASE INTANGIBLES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Finite-lived intangible assets, gross	$ 5,200,728	$ 4,110,139	$ 7,631,488
Finite-lived intangible assets accumulated amortization	(4,559,510)	(3,800,102)	(5,526,477)
Finite-lived intangible assets accumulated amortization	$ 139,045	86,852	309,932
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year 7 months 6 days
Real Estate Assets Held for Sale [Member]
Finite-lived intangible assets, gross	$ 1,100,000	0.0	3,400,000
Finite-lived intangible assets accumulated amortization	$ 1,100,000	$ 0.0	$ 2,400,000